EVENTS AFTER THE REPORTING PERIOD	6 Months Ended
Jun. 26, 2020
Events After Reporting Period [Abstract]
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD
In July 2020, the Group extended the maturity date of the €1.5 billion multi-currency credit facility to 2025, previously maturing in 2024. This credit facility is for general corporate purposes and supporting the Group’s working capital needs. As at 5 August 2020, the Group had no amounts drawn under this credit facility.